1-32654

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

05069269

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

November 1, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

Dear Mr. Johnson:

This is to certify that on November 1, 2005, the American Stock Exchange, Inc. (the "Exchange") received from AnorMed, Inc., (the "Registrant") a copy of the Registrant's application on Form 40-FR12B/A for the registration of the following securities:

Common Shares without par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl